PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	$ 16,000	$ 124,000	$ 34,000	$ 316,000	$ 387,000	$ 897,000
Loss on disposal of equipment			(1,530,000)		1,439,000
Gain loss on sale of property plant equipment			1,530,000		(1,439,000)
Laboratory Equipment [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment loss on idle laboratory equipment					0	$ 1,100,000
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Loss on disposal of equipment					900,000
Gain loss on sale of property plant equipment					(900,000)
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Loss on disposal of equipment			(562,000)		500,000
Gain loss on sale of property plant equipment			562,000		$ (500,000)
Research And Development [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Loss on disposal of equipment			(968,000)
Gain loss on sale of property plant equipment			$ 968,000